Summary of Share Options Activities (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure Of Issued Capital [Abstract]
Number of Options, Beginning Balance | shares	6,030,076	7,766,211	8,236,668	3,016,200
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd. | shares				2,498,045
Number of Options, Granted | shares	2,271,592	2,094,450	5,000	577,031
Number of Options, Exercised - Golden Valley Abitibi Royalties Ltd. | shares		(25,544)	(332,298)
Number of Options, Forfeited | shares	(65,000)	(111,342)	(143,159)	(61,200)
Number of Options, Ending Balance | shares	8,236,668	9,723,775	7,766,211	6,030,076
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 3.42	$ 3.31	$ 3.18	$ 4.97
Weighted Average Exercise Price, Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd. | $ / shares				1.32
Weighted Average Exercise Price, Granted | $ / shares	2.58	1.24	2.33	4.52
Weighted Average Exercise Price, Exercised - Golden Valley Abitibi Royalties Ltd. | $ / shares		1.29	1.04
Weighted Average Exercise Price, Forfeited | $ / shares	4.29	2.18	1.04	4.26
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 3.18	$ 2.89	$ 3.31	$ 3.42